SUBSEQUENT EVENTS	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8  —  SUBSEQUENT EVENTS

On April 12, 2021, the SEC issued guidance informing market participants that warrants issued by special purpose acquisition companies (“SPACs”), such as the Company, may need to be classified as a liability of the SPAC measured at fair value, with changes in fair value reported each period. Such classification will not affect the financial statements presented in this Form 10-K, because the Company had not consummated its Initial Public Offering and had not issued any warrants during the period from September 25, 2020 (inception) through December 31, 2020. The Company has determined, pursuant to the SEC’s guidance, that the fair value of the warrants issued by the Company upon the consummation of its Initial Public Offering should be reclassified from temporary equity to warrant liability in the balance sheet included in the Current Report on Form 8-K filed on January 22, 2021. Subsequently, changes in the fair value of the warrants will be recorded in the statement of operations. In addition, the Registration Statements filed on Form S-1 and the Final Prospectus filed before the closing of the Initial Public Offering on January 15, 2021 did not account for the effect of this reclassification in its capitalization table and certain other disclosures. The Company is evaluating the materiality of this reclassification and is assessing the impact of this reclassification on its balance sheet included in the filed Form 8-K in accordance with SEC Staff Accounting Bulletin (“SAB”) 99 and SAB 108, which is expected to be completed before the filing by the Company of its Quarterly Report Form 10-Q for the period ended March 31, 2021.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 10.   SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

The Company has received one demand letter from putative stockholders of the Company dated July 21, 2021 (the “Demand”) alleging that this proxy statement/prospectus omits material information concerning the Business Combination. The Demand seeks the issuance of corrective disclosures in an amendment or supplement to this proxy statement/prospectus. The Company believes that the disclosures set forth in this proxy statement/prospectus comply fully with applicable law. However, the Company and Embark are assessing whether to voluntarily amend or supplement the disclosure contained in this proxy statement/prospectus for purposes of avoiding expenses associated with any claims that could be made based on such Demand and provide additional information to each of the Company's and Embark's respective stockholders. The foregoing, and any supplement to such disclosure that may be made, is not intended to be an admission of the legal necessity or materiality under applicable laws of any such disclosures. The Company specifically denies all allegations that any additional disclosure is required and the Company reserves all defenses in connection with the Demand.